Closure and Reclamation Provisions (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 39,709
Caylloma M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2021
Caylloma M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2032
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 14,899
Estimated life of mine (years)	7 years
Discount rate	2.25%
Inflation rate	2.00%
San Jose M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2025
San Jose M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2037
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 6,864
Estimated life of mine (years)	5 years
Discount rate	5.25%
Inflation rate	3.52%
Lindero Project [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2029
Lindero Project [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2042
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 17,946
Estimated life of mine (years)	13 years
Discount rate	1.45%
Inflation rate	2.06%